INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Disclosure of composition of income tax benefit
	Year ended December 31
	2022	2021	2020
	USD thousands

Current tax expense
Current year	14,378	7,220	3,022

Deferred tax expense (income)
Creation and reversal of temporary differences	5,310	(8,168)	(12,603)

Tax (benefit) expenses	19,688	(948)	(9,581)

Disclosure of domestic and foreign components of income taxes
	Year ended December 31
	2022	2021	2020
	USD thousands

Domestic	5,766	4,995	1,661
US	11,578	(961)	(5,646)
International	2,344	(4,982)	(5,596)

Tax (benefit) expenses	19,688	(948)	(9,581)

Disclosure of effective reconciliation of income taxes by tax rate
	Year ended December 31
	2022	2021	2020
	USD thousands

Profit (Loss) before taxes on income	42,425	72,275	(7,442)

Primary tax rate of the Company	23%	23%	23%

Tax calculated according to the Company’s primary tax rate	9,758	16,623	(1,712)

Additional tax (tax saving) in respect of:
Non-deductible expenses net of tax exempt income (*)	11,642	(3,364)	(2,509)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	(654)	-	-
Effect of reduced tax rate on preferred income and differences in previous tax assessments	(4,625)	(7,226)	170
Utilization of tax losses from prior years for which deferred taxes were not created	(2,539)	(1,117)	(5,887)
Effect on deferred taxes at a rate different from the primary tax rate	2,697	(3,329)	(768)
Recognition of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	(1,104)	(4,586)	-
Recognition in temporary differences for which deferred taxes are not recognized	35	-	-
Foreign tax rate differential	4,478	2,051	1,125

Tax (benefit) expenses	19,688	(948)	(9,581)

Effective income tax rate	46%	(1)%	129%

(*)	including non- deductible share-based compensation expenses.

Disclosure of deferred tax assets and liabilities
	Intangible Assets and R&D expenses	Employees Compensation	Carryforward Losses	Accrued Expenses	Doubtful Debt	Other	Total
	USD thousands
Balance of deferred tax asset (liability) as of January 1, 2021	(17,035)	9,239	14,145	4,456	3,724	1,225	15,754
Business combinations	(1,962)	-	458	-	-	-	(1,504)
Changes recognized in profit or Loss	13,310	3,861	(4,714)	(3,117)	(623)	(549)	8,168
Changes recognized in equity	100	(1,026)	(54)	1,600	(2)	-	618
Balance of deferred tax asset (liability) as of December 31, 2021	(5,587)	12,074	9,835	2,939	3,099	676	23,036

Business combinations	(11,313)	1,502	7,857	1,322	973	2,158	2,499
Changes recognized in profit or Loss	5,019	(2,927)	(2,486)	(2,590)	(1,332)	(1,249)	(5,565)
Effect of change in tax rate	-	14	237	-	-	4	255
Changes recognized in equity	187	(3,417)	(24)	22	11	(5)	(3,226)
Balance of deferred tax asset (liability) as of December 31, 2022	(11,694)	7,246	15,419	1,693	2,751	1,584	16,999